Net revenue (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of net sales and service revenue

	2025	2024	2023

Net sales and services revenue	70,717	77,411	70,569

Schedule of net revenue by country

	2025	2024	2023
Brazil	42,789	44,300	40,216
Domestic Market	42,789	44,300	40,216
United States	10,848	13,235	12,429
Americas (except United States)	7,892	8,655	7,821
Europe	6,481	7,121	6,718
Asia	2,142	2,692	3,198
Others	565	1,408	187
Foreign market	27,928	33,111	30,354

Net sales and services revenue	70,717	77,411	70,569

Schedule of net revenue by product

	2025	2024	2023

Polyethylene /Polypropylene	47,450	50,361	44,295
Tertiary-Butyl Ethyl Ether/Gasoline	5,471	5,988	5,863
Benzene/Toluene/Xylene	3,978	4,966	4,435
Ethylene, Propylene	4,637	4,793	4,309
polyvinyl chloride/Caustic Soda	3,202	3,433	3,721
Others	2,653	2,744	3,925
Butadiene	1,696	1,940	1,211
Cumene	955	1,332	1,126
Solvents	543	619	638
Naphtha, condensate and other resales	132	1,235	1,046
	70,717	77,411	70,569